15. Finance leases (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FinanceLeasesLineItems [Line Items]
Present value	R$ 1,940,074	R$ 1,887,172
Sale of Towers (leaseback) [Member]
FinanceLeasesLineItems [Line Items]
Nominal amount	4,473,189
Present value	1,501,695	R$ 1,466,895
Sale of Towers (leaseback) [Member] | Up to December 2019 [Member]
FinanceLeasesLineItems [Line Items]
Nominal amount	178,994
Present value	146,792
Sale of Towers (leaseback) [Member] | January 2019 to December 2023 [Member]
FinanceLeasesLineItems [Line Items]
Nominal amount	810,060
Present value	330,278
Sale of Towers (leaseback) [Member] | January 2024 onwards [Member]
FinanceLeasesLineItems [Line Items]
Nominal amount	3,484,135
Present value	R$ 1,024,625